Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity (Deficit)

11.Stockholders’ Equity (Deficit)

The Second Amended and Restated Certificate of Incorporation dated May 9, 2024, pursuant to the Restated Certificate filed with the Secretary of the State of Delaware (the “Restated Certificate of Incorporation”), authorized the Company to issue 501,000,000 shares of all classes of capital stock consisting of (i) 500,000,000 shares of Class A common stock (further details are provided below), par value of $0.0001 per share and (ii) 1,000,000 shares of preferred stock, par value of $0.0001 per share (further details are provided below). Subject to the special rights of the holders of any outstanding series of preferred stock, the number shares of preferred stock may be increased or decreased (but not below the number of shares then outstanding) by affirmative vote of the holders of a majority of the stock of the Company entitled to vote.

Class A Common Stock

Pursuant to the terms of the Restated Certificate of Incorporation, immediately upon the effectiveness of the filing of the Restated Certificate of Incorporation, (i) each share of Class A common stock subject to redemption held by AltC stockholders (the “AltC public stockholders”) was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, (ii) each share of AltC Class A common stock (i.e., the AltC private placement shares) held by the Sponsor was reclassified on a one-for-one basis as one share of the Company’s Class A common stock, and (iii) each share of AltC Class B common stock (i.e., the Founder Shares) held by the Sponsor was converted on a one-for-one basis into a share of Company’s Class A common stock (the “Sponsor stockholders”).

The holders of Class A common stock have one vote for each share of common stock held of record by such holder as of the applicable record date. Subject to the special rights of holders of any outstanding preferred stock to elect directors, there were seven (7) directors at the time of filing the Restated Certificate of Incorporation. Thereafter, the number of directors will be exclusively fixed from time to time by resolution of a majority of the Company’s board of directors (the “Board”). Subject to the special rights of holders of any outstanding series of preferred stock to elect directors, the Board is divided into three classes with the term of each director expiring on the date of the third annual meeting of stockholders following the annual meeting of stockholders at which such director was elected, as follows: Class I, with a term expiring at the first annual meeting; Class II, with a term expiring at the second annual meeting; and Class III, with a term expiring at the third annual meeting.

Reserve of Class A Common Stock – As of December 31, 2024, the Company reserved the following shares of its Class A common stock: (i) 9,470,382 shares of Class A common stock issuable upon the exercise of outstanding options under the Oklo Inc. 2016 Stock Incentive Plan (the “Legacy Oklo 2016 Plan”); (ii) 15,872,516 shares of Class A common stock issuable for potential future awards, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Equity Incentive Plan (the “2024 Plan”); and (iii) 2,441,926 shares of Class A common stock authorized for future issuance, subject to certain annual increases commencing on January 1, 2025 and ending on January 1, 2034, under the Oklo Inc. 2024 Employee Stock Purchase Plan (the “2024 ESPP”). Further details of the Legacy Oklo 2016 Plan, the 2024 Plan and 2024 ESPP are described in Note 12.

Exercise of Stock Options – During the years ended December 31, 2024 and 2023, the Company issued shares of its Class A common stock upon the exercise of stock options totaling 2,256,157 and 397,376, respectively, with proceeds of $1,044 and $114, respectively.

Earnout Awards – As discussed above in Note 3, during the year ended December 31, 2024, the Company issued: (1) 14,699,794 shares of its Class A common stock related to the Earnout Shares, including 433,348 shares of its Class A common stock related to the Earnout Shares attributable to Legacy Oklo vested options, and (2) 12,500,000 shares of its Class A common stock related to the Founder Shares.

Preferred Stock

There are no shares of preferred stock issued and outstanding. The voting, dividend and liquidation rights of the holders of the Class A common stock are subject to and qualified by the rights of the holders of the preferred stock of any series as may be designated by the Board upon any issuance of the preferred stock of any series.